TAXATION - Others (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION
Statutory tax rate (as a percentage)	25.00%
Valuation allowance	¥ 6,662	¥ 6,785	¥ 246,508	¥ 76,526
Operating loss carryforwards	37,800	34,700
Valuation allowance for net operating loss carryforwards	20,600	19,900
Net operating loss carryforwards	8,648	8,642
Net operating loss carryforwards, expires in 2022	10,500
Net operating loss carryforwards, expires in 2023	11,800
Net operating loss carryforwards, expires in 2024	15,500
Provision for credit losses
TAXATION
Valuation allowance	0	0	¥ 241,900
VIEs
TAXATION
Net operating loss carryforwards	17,200	14,800
Income tax accrued on the undistributed earnings	¥ 0	¥ 0